Consolidated Statement of Financial Position - CAD ($) $ in Millions		Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Assets
Cash and deposits with financial institutions		$ 59,041	$ 103,904	$ 46,720
Precious metals		2,743	4,939	3,709
Trading assets
Securities		111,855	105,250	112,664
Loans		10,864	15,359	13,829
Other		1,035	876	995
Total trading assets		123,754	121,485	127,488
Securities purchased under resale agreements and securities borrowed		126,460	131,166	131,178
Derivative financial instruments		55,632	64,617	38,119
Investment securities		122,565	119,602	82,359
Loans
Residential mortgages		277,522	272,566	268,169
Personal loans		94,286	95,791	98,631
Credit cards		15,350	15,966	17,788
Business and government		233,414	246,868	212,972
Loans and receivables gross		620,572	631,191	597,560
Allowance for credit losses		7,221	6,005	5,077
Loans and receivables		613,351	625,186	592,483
Other
Customers' liability under acceptances, net of allowance		15,963	22,668	13,896
Property and equipment	[1]	6,025	6,124	2,669
Investments in associates		2,399	2,432	5,614
Goodwill and other intangible assets		17,136	17,112	17,465
Deferred tax assets		2,164	1,670	1,570
Other assets		22,639	26,168	22,891
Other Assets		66,326	76,174	64,105
Total assets		1,169,872	1,247,073	1,086,161
Deposits
Personal		242,876	234,361	224,800
Business and government		482,050	514,444	461,851
Financial institutions		43,067	48,885	46,739
Deposits		767,993	797,690	733,390
Financial instruments designated at fair value through profit or loss		17,522	16,111	12,235
Other
Acceptances		16,071	22,712	13,901
Obligations related to securities sold short		33,913	32,165	30,404
Derivative financial instruments		54,698	65,002	40,222
Obligations related to securities sold under repurchase agreements and securities lent		137,351	166,118	124,083
Subordinated debentures		7,336	7,484	7,252
Other liabilities	[1]	64,413	69,456	54,482
Other Liabilities		313,782	362,937	270,344
Total liabilities		1,099,297	1,176,738	1,015,969
Equity
Retained earnings		45,689	45,456	44,439
Accumulated other comprehensive income (loss)		(1,402)	218	570
Other reserves		360	359	365
Total common equity		62,883	64,264	63,638
Total equity attributable to equity holders of the Bank		68,191	67,883	67,522
Non-controlling interests in subsidiaries		2,384	2,452	2,670
Total equity		70,575	70,335	70,192
Total liabilities and equity		1,169,872	1,247,073	1,086,161
Common shares [member]
Equity
Common shares		18,236	18,231	18,264
Preference shares [member]
Equity
Preferred shares and other equity instruments		$ 5,308	$ 3,619	$ 3,884

[1]	The amounts for the periods ended July 31, 2020 and April 30, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Note 3 and 4).